INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF FOREIGN COMPONENTS OF LOSS BEFORE INCOME TAXES

For the years ended December 31, 2024, and 2023, the local (“United States of America”) and foreign components of loss before income taxes were comprised of the following:

	Year Ended December 31,
	2024	2023
Tax jurisdiction from:
United States	$(630,750)	$(1,895,365)
Foreign	(682,276)	(755,285)
Tax loss before income taxes	$(1,313,026)	$(2,650,650)

SCHEDULE OF DEFERRED TAX ASSET AND RECONCILIATION OF INCOME TAXES

The components of the Company’s deferred tax asset and reconciliation of income taxes computed at the statutory rate to the income tax amount recorded as of December 31, 2024, and 2023 are as follows:

	Year Ended December 31,
	2024	2023
Net Operating loss	$1,313,026	$2,650,650
Effective tax rate	21%	21%
Deferred tax asset	537,383	537,383
Foreign taxes	(129,632)	(143,504)
Valuation allowance	(146,103)	(413,133)
Net deferred tax asset	$—	$—